INITIAL PUBLIC OFFERING (Details) - $ / shares			3 Months Ended	7 Months Ended
	Sep. 09, 2020	Sep. 03, 2020	Mar. 31, 2021	Dec. 31, 2020
IPO
Subsidiary, Sale of Stock [Line Items]
Number of shares issued		33,421,570	33,421,570	33,421,570
Over allotment
Subsidiary, Sale of Stock [Line Items]
Number of shares issued			3,421,570	3,421,570
Class A Common stock
Subsidiary, Sale of Stock [Line Items]
Number of shares issued				33,421,570
Class A Common stock | IPO
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	33,421,570			33,421,570
Share price	$ 10.00		$ 10.00	$ 10.00
Number of shares in a unit			1	1
Number of warrants in a unit			1	1
Number of shares issuable per warrant (in shares)			1	1
Exercise price of warrants (in dollars per share)			$ 11.50	$ 11.50
Class A Common stock | Over allotment
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	3,421,570